UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hirzel Capital Management LLC
Address: Reagan Place at Old Parkland
         3963 Maple Avenue, Suite 170
         Dallas, Texas  75219

13F File Number:  028-15292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zac Hirzel
Title:     Managing Member
Phone:     214.999.0014

Signature, Place, and Date of Signing:

 /s/ Zac Hirzel     Dallas, Texas/USA     April 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $286,146 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102    22106   424130 SH       SOLE                   424130
AIRCASTLE LTD                  COM              G0129K104    14938  1091983 SH       SOLE                  1091983
AMERICAS CAR MART INC          COM              03062T105     9513   203534 SH       SOLE                   203534
CARMIKE CINEMAS INC            COM              143436400    11207   618503 SH       SOLE                   618503
CINEMARK HOLDINGS INC          COM              17243V102    12153   412791 SH       SOLE                   412791
COLEMAN CABLE INC              COM              193459302     8192   546110 SH       SOLE                   546110
GENCORP INC                    COM              368682100    21306  1601955 SH       SOLE                  1601955
HAWAIIAN HOLDINGS INC          COM              419879101    14504  2513693 SH       SOLE                  2513693
HOLOGIC INC                    COM              436440101    18787   831276 SH       SOLE                   831276
MGIC INVT CORP WIS             COM              552848103    12169  2458286 SH       SOLE                  2458286
PHH CORP                       COM NEW          693320202    14969   681642 SH       SOLE                   681642
RADIAN GROUP INC               COM              750236101    14839  1385499 SH       SOLE                  1385499
ROCK-TENN CO                   CL A             772739207    16237   174989 SH       SOLE                   174989
RUTHS HOSPITALITY GROUP INC    COM              783332109     3057   320402 SH       SOLE                   320402
SHANDA GAMES LTD               SP ADR REPTG A   81941U105     6831  2292431 SH       SOLE                  2292431
SMITHFIELD FOODS INC           COM              832248108    30119  1137413 SH       SOLE                  1137413
STEWART INFORMATION SVCS COR   COM              860372101    19805   777563 SH       SOLE                   777563
SWS GROUP INC                  COM              78503N107     9355  1546363 SH       SOLE                  1546363
VALERO ENERGY CORP NEW         COM              91913Y100    19088   419611 SH       SOLE                   419611
ZHONGPIN INC                   COM              98952K107     6971   540825 SH       SOLE                   540825